Shareholders’ Equity (Details) - Schedule of Non-controlling Interest - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of non-controlling interest [Abstract]
Total	$ 11,491,179	$ 13,452,895
GMB (Beijing) [Member]
Schedule of non-controlling interest [Abstract]
Total	3,118	4,313
GMB Culture [Member]
Schedule of non-controlling interest [Abstract]
Total	1,002	2,997
Jiagui Haifeng [Member]
Schedule of non-controlling interest [Abstract]
Total		(710)
GMB Consulting [Member]
Schedule of non-controlling interest [Abstract]
Total	12,781	13,270
Shidong Cloud [Member]
Schedule of non-controlling interest [Abstract]
Total	44,693	42,389
Sunrise Guxian [Member]
Schedule of non-controlling interest [Abstract]
Total	(64,330)	(39,323)
GMB Technology [Member]
Schedule of non-controlling interest [Abstract]
Total	(189,862)	(186,539)
Sunrise Guizhou [Member]
Schedule of non-controlling interest [Abstract]
Total	$ 11,683,777	$ 13,616,498